Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Machinery equipment	$2,420,754	$2,333,707
Land(1)	526,753	-
Office equipment	535,049	508,389
Leasehold improvements	418,981	413,129
Automobile	160,750	157,841
Furniture	11,788	11,702
Subtotal	4,074,075	3,424,768
Less: accumulated depreciation	(3,392,733)	(3,225,867)
Property, plant and equipment, net	$681,342	$198,901

(1)	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.

Depreciation expense was $88,632 and $78,262 for the six months ended September 30, 2024 and 2023, respectively.